February 28, 1996




VIA EDGAR FILING

U.S. Securities & Exchange Commission
ATT:   Filing Desk
450 5th Street,  N.W.
Washington, DC  20549

      RE:   Rule 24(f)-2 Notice for American Skandia Trust
            File No. 33-24962

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

     1.    Rule 24(f)-2 Notice; and
     2.    Opinion of Counsel.

There is no fee due since Registrant, a registered investment company, sells its shares exclusively to its affiliate, American Skandia Life Assurance Corporation's ("ASLAC") Unit Investment Trust separate accounts that fund variable annuity contracts issued by ASLAC. ASLAC's Unit Investment Trust separate accounts continue to pay the same fee previously paid, that is 1/29 of one percent of the maximum aggregate sale price for which such securities were sold, with any applicable offset permitted by paragraph (c) of Rule 24f-2.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing, I can be reached at
(302) 791-2919.

Very truly yours,

Wendy McGee
Legal Assistant




U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.  Name and address of issuer:       American Skandia Trust
                                      One Corporate Drive
                                      Shelton, CT  06484

2.  Name of each series or class of funds for which this notice is filed:

         Seligman Henderson International Equity Portfolio
         PIMCO Total Return Bond Portfolio
         Lord Abbett Growth and Income Portfolio
         INVESCO Equity Income Portfolio
         AST Money Market Portfolio
         Founders Capital Appreciation Portfolio
         JanCap Growth Portfolio
         T. Rowe Price International Equity Portfolio
         Federated Utility Income Portfolio
         Eagle Growth Equity Portfolio
         AST Phoenix Balanced Asset Portfolio
         AST Scudder International Bond Portfolio
         Federated High Yield Portfolio
         Berger Capital Growth Portfolio
         AST Phoenix Capital Growth Portfolio
         T. Rowe Price Asset Allocation Portfolio
         Seligman Henderson International Small Cap Portfolio
         T. Rowe Price Natural Resources Portfolio
         PIMCO Limited Maturity Bond Portfolio

3.  Investment Company Act File Number:      811-5186

    Securities Act File Number:       33-24962


4.  Last day of fiscal year for which this notice is filed:    12/31/95


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                              [    ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:


9.  Number and aggregate sale price of securities sold during the fiscal year:

          Number:            793,548,248
          Sale Price:     $2,076,803,886

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          Number:            793,548,248
          Sale Price:     $2,076,803,886

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

           Number:           20,340,261
           Sale Price:     $ 47,674,083

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the fiscal year in
        reliance on rule 24f-2 (from Item 10):               $   2,076,803,886

   (ii) Aggregate price of shares issued in connection with dividend
        reinvestment plans (from Item 11, if applicable):    +      47,674,083

  (iii) Aggregate price of shares redeemed or repurchased during the fiscal
        year (if applicable):                                -   1,004,808,653

   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if
        applicable)                                          +       0

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
        (iii), plus line (iv)] (if applicable):               $  1,119,669,316

   (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or
        other applicable law or regulation:                   \   2900

  (vii)Fee due [line (i) or line (v) multiplied by line (vi)]: $    0


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [   ]
    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By     \s\ Thomas Mazzaferro
       Thomas Mazzaferro
       Treasurer

Date   February 28, 1996
WERNER & KENNEDY
1633 BROADWAY
NEW YORK, N.Y. 10019
__________

Telephone (212) 408-6900
Facsimile (212) 408-6950
Writer's Direct Dial Number (212) 408-6900

February 26, 1996

American Skandia Trust
One Corporate Drive
Shelton, Connecticut  06484-9932

Attention:      Mr. Thomas Mazzaferro
                Treasurer

Re:    Opinion as to Rule 24f-2 Notice for American Skandia Trust
       Registration No.:  33-24962
       Investment Company Act No.:  811-5186
       Our File No.  74877-00-100

Dear Sirs:

You have requested us, as general counsel to American Skandia Trust (the "Trust"), to furnish you with this opinion in connection with the filing by the Trust of the above-referenced Rule 24f-2 Notice pursuant to the Investment Company Act of 1940.

We have made such examination of the statutes, authorities, and records of the Trust and other documents as in our judgment are necessary to form a basis for the opinions hereinafter expressed.

In our examination, we have assumed the genuineness of all signatures on and authenticity of, and the conformity to original documents of all copies submitted to us. As to various questions of fact material to our opinion, we have relied upon statements and certificates of officers and representatives of the Trust and others.

Based upon the foregoing, we are of the opinion that the Trust is a registered business trust under the laws of the Commonwealth of Massachusetts, whose securities, when sold in accordance with the laws of applicable jurisdictions, and with the terms of the Prospectus and Statement of Additional Information included as part of this Registration Statement, are legally issued, fully paid and non-assessable.

We hereby consent to the use of this opinion as an exhibit to the Rule 24f-2 Notice filed pursuant to the provisions of the Investment Company Act of 1940.

Very truly yours,

/s/ Werner & Kennedy
Werner & Kennedy